Employee Benefits - Schedule Of Employee Benefits (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Current liabilities
Annual leave	$ 2,345	$ 1,859
Long service leave	308	178
Total current employee benefits	2,653	2,037
Non-current liabilities
Long service leave	217	125
Total employee benefits	$ 2,870	$ 2,162